Expense Example {- Fidelity Growth Company K6 Fund} - 11.30 Fidelity Growth Company K6 Fund PRO-03 - Fidelity Growth Company K6 Fund - Fidelity Growth Company K6 Fund	Jan. 29, 2021 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567